Accounts Receivable (Schedule of Trade and Other Receivables) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Accounts Receivable [Abstract]
Subscriber and trade receivables	$ 370	$ 305
Due from related parties [note 28]	0	0
Miscellaneous receivables	15	7
Total accounts receivable before allowance	385	312
Less allowance for doubtful accounts	(98)	(59)
Total accounts receivable	$ 287	$ 253	$ 286